Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment as of December 31, 2024 and 2023 consisted of the following:

	2024	2023
Machinery and equipment	$2,240,129	$2,133,142
Transportation vehicles	443,390	423,812
Electronic devices	138,951	126,342
Office furniture and equipment	88,050	60,196
Construction in progress	216,468	21,619
Building	754,321	500,353
Total property plant and equipment, at cost	3,881,309	3,265,464
Less: accumulated depreciation	(1,724,095)	(1,340,489)
Property, plant and equipment, net	$2,157,214	$1,924,975

As of December 31, 2024 and 2023, the Company had no impaired or pledged property and equipment.

Additions to property and equipment for the years ended December 31, 2024 and 2023 were $715,202 and $696,772, respectively. There were no disposals during these periods.

Depreciation expenses were $426,275, $385,666, and $268,346 for the years ended December 31, 2024, 2023, and 2022, respectively.

The depreciation expenses included in the cost of sales during the years ended December 31, 2024, 2023, and 2022 were $261,090, $243,284, and $184,542, respectively.